UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                              CERTIFIED SHAREHOLDER
              REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-10041
                             JNL Investors Series Trust
               (Exact name of registrant as specified in charter)

                       1 Corporate Way, Lansing, MI 48951
              (Address of principal executive offices) (Zip code)

                               Susan S. Rhee, Esq.
                     Jackson National Asset Management, LLC
                                1 Corporate Way
                               Lansing, MI 48951
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 517 381-5500

Date of fiscal year end: October 31

Date of reporting period: April 30, 2006


Item 1. Report to Shareholders.



JNL MONEY MARKET FUND (UNAUDITED)
SCHEDULE OF INVESTMENTS (IN THOUSANDS)
April 30, 2006



                                                                       Shares           Value


                                                                       Percentage of Total
   Industry Sector                                                     Investments
   Financial                                                           75.7%
   Money Market Investments                                            22.2%
   Mortgage Securities                                                   2.1%
                                                                       100.0%

Short Term Investments - 100.1%
Certificates of Deposit - 23.0%
   American Express Co., 4.87%, 06/21/06                               $6,000           $6,000
   ANZ Delaware Inc., 4.81%, 01/29/07                                  4,000            4,000
   Bank of America Corp., 5.21%, 04/19/07                              3,500            3,500
   BNP Paribas, 5.33%, 04/30/07                                        3,500            3,500
   Credit Suisse New York, 4.79%, 01/24/07                             4,000            4,000
   Deutsche Bank Securities Inc., 4.94%, 02/06/07                      3,500            3,500
   HBOS Plc, 4.81%, 12/07/06                                           3,500            3,500
   HBOS Treasury Services Plc, 4.84%, 01/30/07                         3,000            3,000
   Marshall & Ilsley Corp., 3.77%, 06/19/06                            2,800            2,795
   Royal Bank of Scotland Plc, 4.82%, 01/18/07                         2,825            2,825
   Svenska Handelsbanken, 4.81%, 12/27/06                              3,750            3,750
   Wells Fargo Co., 5.09%, 03/29/07                                    4,500            4,500
   Wilmington Trust Corp., 4.64%, 05/09/06                             5,000            5,000
                                                                                        49,870
Commercial Paper - 49.8%
   Apreco LLC, 4.75%, 05/15/06                                         4,500            4,492
   Aspen Funding Corp., 4.80%, 05/15/06                                4,600            4,591
   Cafco LLC, 4.76%, 05/15/06                                          4,600            4,591
   Cargill Global Funding Plc, 4.74%, 05/03/06                         6,000            5,998
   Clipper Receivables Corp., 4.92%, 05/26/06                          4,000            3,986
   Fairway Finance Corp., 4.77%, 05/03/06                              4,500            4,499
   Falcon Asset Securitization, 4.77%, 05/03/06                        4,500            4,499
   Galaxy Funding Inc., 4.61%, 05/08/06                                4,500            4,496
   General Electric Capital Corp., 4.63%, 05/01/06                     6,000            6,000
   GlaxoSmithKline Plc, 4.82%, 05/19/06                                6,000            5,986
   Goldman Sachs Group Inc., 4.76%, 05/10/06                           5,000            4,994
   Greyhawk Funding LLC, 4.90%, 05/22/06                               4,000            3,989
   Merrill Lynch Co. Inc., 4.83%, 05/16/06                             4,300            4,291
   Metlife Funding Inc., 4.72%, 05/05/06                               5,000            4,997
   Morgan Stanley, 4.86%, 05/10/06                                     4,500            4,495
   National Utilities Inc., 4.85%, 05/22/06                            5,000            4,986
   Northern Rock Plc, 4.84%, 05/18/06                                  6,000            5,986
   Park Avenue Bank, 4.85%, 05/18/06                                   4,500            4,490
   Thunder Bay Funding LLC, 4.94%, 05/16/06                            4,500            4,491
   Total Capital SA, 4.75%, 05/08/06                                   6,000            5,994
   UnitedHealth Group Inc., 4.77%, 05/08/06                            5,400            5,396
   Windmill Funding I Inc., 4.76%, 05/01/06                            4,500            4,500
                                                                                        107,747

Corporate Bonds - 5.1%
   Bank of America Corp., 4.80%, 05/08/06 (b)                          3,500            3,500
   Citigroup Global Markets Holdings Inc., 4.73%, 05/08/06 (b)         3,000            3,000
   Holmes Financing Plc, 4.87%, 12/15/06 (b)                           2,700            2,700
   Permanent Financing Plc, 4.82%, 03/10/07 (b) (c)                    1,770            1,770
                                                                                        10,970
Money Market Funds - 0.0%
   Dreyfus Cash Management Plus Fund, 4.71% (a)                        21               21

Repurchase Agreement - 22.2%
   Repurchase Agreement with Bank of America Securities, 4.78%
   (Collateralized by $31,193, Federal Home Loan Mortgage
   Corporation, 5.00%, due 04/01/36, market value $29,463)
   acquired on 04/28/06, due 05/01/06 at $29,012                      $29,000           29,000

   Repurchase Agreement with Morgan Stanley, 4.78%,
   (Collateralized by $21,297 Federal National Mortgage Association,
   5.00%, due 07/01/35, market value $20,124) acquired on 04/28/06,
   due 05/01/06 at $19,108                                             19,100           19,100
                                                                                        48,100

   Total Short Term Investments (cost $216,708)                                         216,708

Total Investments - 100.1% (cost $216,708)                                              216,708
Other Assets and Liabilities, Net - (0.1)%                                              (298)
Total Net Assets - 100%                                                                 $216,410



Notes to the Schedule of Investments:

(a) Dividend yield changes daily to reflect current market conditions. Rate is the quoted yield as of April 30, 2006.

(b)  Variable rate security. Rate stated is in effect as of April 30, 2006.

(c) Rule 144A, Section 4(2) provides an exemption from the registration requirements for resale of this security to an institutional investor. The Fund has deemed this security to be liquid based on procedures approved by the Board of Trustees. As of April 30, 2006, the market value, in thousands, of 144A securities, in JNL Money Market Fund is $1,770.

JNL MONEY MARKET FUND (UNAUDITED)
FINANCIAL STATEMENTS (IN THOUSANDS, EXCEPT NET ASSET VALUE PER SHARE)


STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2006


ASSETS

Investments in securities at amortized cost                 $ 216,708
Dividends and interest receivable                                 676
                                                    ------------------
                                                    ------------------
Total assets                                                  217,384
                                                    ------------------
                                                    ------------------

LIABILITIES
Payables:
   Advisory fees                                                   40
   Trustee fees                                                     2
   Other expenses                                                   2
   Dividends                                                      930
                                                    ------------------
                                                    ------------------
Total liabilities                                                 974
                                                    ------------------
                                                    ------------------
NET ASSETS                                                  $ 216,410
                                                    ==================
                                                    ==================

NET ASSETS CONSIST OF:
Paid-in capital                                             $ 216,410
                                                    ==================
                                                    ==================

INSTITUTIONAL CLASS:
SHARES OUTSTANDING (NO PAR VALUE),
    UNLIMITED SHARES AUTHORIZED                               216,410
                                                    ==================
                                                    ==================

NET ASSET VALUE PER SHARE                                      $ 1.00
                                                    ==================
                                                    ==================



STATEMENT OF OPERATIONS
PERIOD FROM NOVEMBER 1, 2005* TO APRIL 30, 2006


INVESTMENT INCOME

   Dividends                                        $ 1
   Interest                                       5,000
                                             -----------
                                             -----------
TOTAL INVESTMENT INCOME                           5,001
                                             -----------
                                             -----------

EXPENSES
   Advisory fees                                    223
   Trustees fees                                      3
   Other expenses                                     4
                                             -----------
                                             -----------
TOTAL EXPENSES                                      230
                                             -----------
                                             -----------
NET INVESTMENT INCOME                             4,771
                                             -----------
                                             -----------


NET INCREASE IN NET ASSETS
   FROM OPERATIONS                              $ 4,771
-------------------------------------------- ===========
-------------------------------------------- ===========
* Commencement of operations


                     See Notes to the Financial Statements.

JNL MONEY MARKET FUND (UNAUDITED)
FINANCIAL STATEMENTS


STATEMENT OF CHANGES IN NET ASSETS
PERIOD FROM NOVEMBER 1, 2005* TO APRIL 30, 2006
(IN THOUSANDS)

OPERATIONS
   Net investment income                                   $ 4,771
                                                  -----------------
                                                  -----------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                                           4,771
                                                  -----------------
                                                  -----------------

DISTRIBUTIONS TO SHAREHOLDERS
   From net investment income                               (4,771)
                                                  -----------------
                                                  -----------------

SHARE TRANSACTIONS(1)
  Proceeds from the sale of shares                       2,319,177
  Cost of shares redeemed                               (2,102,767)
                                                  -----------------
                                                  -----------------
NET INCREASE IN NET ASSETS FROM
SHARE TRANSACTIONS                                         216,410
                                                  -----------------
                                                  -----------------

NET INCREASE IN NET ASSETS                                 216,410

NET ASSETS BEGINNING OF PERIOD                                   -
                                                  -----------------
                                                  -----------------

NET ASSETS END OF PERIOD                                 $ 216,410
                                                  =================
                                                  =================

UNDISTRIBUTED  NET
   INVESTMENT INCOME                                           $ -
                                                  =================
                                                  =================


(1)SHARE TRANSACTIONS
Shares sold                                              2,319,177
Shares redeemed                                         (2,102,767)
                                                  -----------------
                                                  -----------------

Net increase                                               216,410
------------------------------------------------  =================
------------------------------------------------  =================
* Commencement of operations



FINANCIAL HIGHLIGHTS
PERIOD FROM NOVEMBER 1, 2005* TO APRIL 30, 2006


NET ASSET VALUE, BEGINNING OF PERIOD                                 $ 1.00
                                                               -------------
                                                               -------------

INVESTMENT OPERATIONS
   Net investment income                                               0.02

DISTRIBUTIONS
   Net investment income                                              (0.02)
                                                               -------------
                                                               -------------

NET ASSET VALUE, END OF PERIOD                                       $ 1.00
                                                               =============
                                                               =============

RATIOS AND SUPPLEMENTAL DATA
   Total return (a)                                                   2.07%
   Net assets, end of year (in thousands)                         $ 216,410
   Ratio of net investment income to average net assets (b)           4.26%
   Ratio of expenses to average net assets (b)                        0.20%
-------------------------------------------------------------
-------------------------------------------------------------
* Commencement of operations
(a) The total return is not annualized for the period.
(b) This ratio is annualized for the period.


                     See Notes to the Financial Statements.

                        JNL MONEY MARKET FUND (UNAUDITED)

                        JNL MONEY MARKET FUND (UNAUDITED)

                        NOTES TO THE FINANCIAL STATEMENTS

NOTE 1. ORGANIZATION

JNL Investors Series Trust (the "Trust") was organized under the laws of Massachusetts, by a Declaration of Trust, dated July 28, 2000. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act"), as amended, and the Securities Act of 1933, as amended, as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The JNL Money Market Fund (the "Fund") is presently the only series authorized. The Fund is a "diversified" series of the Trust and is sub-advised by Wellington Management Company, LLP. The Fund commenced operations on November 1, 2005. The Institutional Class of shares is the only class of shares presently being offered by the Fund.

Jackson National Asset Management, LLC ("JNAM"), a wholly-owned subsidiary of Jackson National Life Insurance Company ("Jackson National"), serves as investment adviser to the Fund.


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed and consistently applied by the Trust in the preparation of its financial statements.

USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

GUARANTEES AND INDEMNIFICATIONS - Under the Fund's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

SECURITY VALUATION - Pursuant to Rule 2a-7 of the 1940 Act, securities in money market funds are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1.00 per share. If amortized cost no longer approximates market value due to credit or other impairments of the issuer, the Fund will use Board approved pricing and valuation procedures to determine a security's fair value. Money market funds must invest exclusively in high quality securities. To be considered high quality, a security generally must be rated in one of the two highest short-term credit quality categories by a nationally recognized rating organization such as Standard & Poors Corporation or Moody's Investors Service, Inc.

SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are recorded on trade date. Dividend income is recorded on ex-dividend date. Interest income, including straight line amortization of discounts and premiums, is accrued daily. Realized gains and losses are determined on the specific identification basis.

REPURCHASE AGREEMENTS - The Fund may invest in repurchase agreements. A repurchase agreement involves the purchase of a security by a Fund and a simultaneous agreement (generally by a bank or broker-dealer) to repurchase that security back from the Fund at a specified price and date or upon demand. Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until the maturity of the repurchase agreement. Procedures for all repurchase agreements have been designed to assure that the daily market value of the collateral is in excess of the repurchase agreement in the event of default.

DISTRIBUTIONS TO SHAREHOLDERS - The Fund declares dividends daily and pays dividends monthly. Distributions of net realized capital gains, if any, will be distributed at least annually.

FEDERAL INCOME TAXES - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of taxable income and capital gains to it's shareholders sufficient to relieve it from all or substantially all federal income or excise taxes.


NOTE 3. INVESTMENT ADVISORY FEES AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an Investment Advisory Agreement (the "Agreement") with JNAM whereby JNAM provides investment management services to the Fund. Under the terms of the Agreement, the Fund pays JNAM an annual fee, computed daily and payable monthly, based on a specified percentage of the average daily net assets of the Fund. A portion of this fee is paid by JNAM to the sub-adviser as compensation for their services. The following is a schedule of the fees the Fund is currently obligated to pay JNAM.

ASSETS                     FEES
$0 to $750 million         0.20%
Over $750 million          0.18%

ADMINISTRATIVE SERVICES - JNAM provides or procures most of the necessary administrative functions and services for the operations of the Fund at no additional cost to the Institutional class of shares. In accordance with the Administration Agreement, JNAM is responsible for payment of expenses related to legal, audit, fund accounting, custody, printing and mailing and other services necessary for the operation of the Fund. The Fund is responsible for expenses including brokerage commissions, interest and taxes, other non-operating expenses, registration fees, Trustees and officers insurance, the fees and expenses of the disinterested Trustees and independent legal counsel to the disinterested Trustees and a majority of the cost associated with the Chief Compliance Officer.

TRANSFER AGENCY SERVICES - The Trust has an agreement with JNAM whereby JNAM provides transfer agency services for the Institutional Class of shares of the Fund at no additional cost.


NOTE 4.  FEDERAL INCOME TAX MATTERS

As of April 30, 2006, the aggregate cost of investments and the composition of unrealized appreciation and depreciation of investments for federal income tax purposes are listed in the following table (in thousands).

Cost of Investments   Gross Unrealized Appreciation    Gross Unrealized Depreciation    Net Unrealized Appreciation
-------------------   -----------------------------    ------------------------------   ---------------------------

   $ 216,708                         $ -                                $ -                               $ -



The tax character of distributions paid during the semi-annual period ended April 30, 2006, were as follows (in thousands):

Ordinary Income
---------------

       $ 4,771


DISCLOSURE OF FUND EXPENSES (UNAUDITED)

The Fund is affected by ongoing costs, which include (among others) costs for portfolio management, administrative services, and the operating expenses.

Operating expenses such as these are deducted from the Fund's gross income and directly reduce the final investment return. These expenses are expressed as a percentage of the Fund's average net assets; this percentage is known as the Fund's expense ratio.

The examples below include the expense ratio and are intended to help the investor understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other Mutual Funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

ACTUAL FUND RETURN. This section provides information about the actual account values and actual expenses incurred by the Fund. Use the information in this section, together with the amount invested, to estimate the expenses the shareholder paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses paid During Period" to estimate the expenses paid during this period.

HYPOTHETICAL 5% RETURN. The information in this section can be used to compare each Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make the 5% calculation.



                                            ACTUAL FUND RETURN
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

     Beginning Account            Ending Account                                         Expenses Paid
      Value 11/1/05               Value 4/30/06          Annualized Expense Ratio        During Period
----------------------------------------------------   ----------------------------   --------------------
-------------------------    -----------------------   ----------------------------   --------------------
       $ 1,000.00                 $ 1,020.70                      0.20%                       $ 1.03




                                                        HYPOTHETICAL 5% RETURN
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

     Beginning Account               Ending Account                                                  Expenses Paid
       Value 11/1/05                  Value 4/30/06                 Annualized Expense Ratio         During Period
-----------------------------------------------------------------   ----------------------------------------------------
---------------------------    ----------------------------------   ------------------------    ------------------------
       $ 1,000.00                      $ 1,023.78                            0.20%                      $ 1.03




ADDITIONAL DISCLOSURE
QUARTERLY PORTFOLIO HOLDINGS
The Registrants file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Registrants' Forms N-Q are available on the SEC's website at www.sec.gov. The Registrant's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. It is also available upon request from the Registrants by calling Shareholder Services toll-free at 800-644-4563.

                       TRUSTEES AND OFFICERS OF THE TRUST



------------------------------- -------------- ---------------- ----------------------------------- ------------------ -------------
                                                                                                        NUMBER OF
                                   CURRENT                                                            PORTFOLIOS IN       OTHER
                                  POSITION         LENGTH                   PRINCIPAL               THE FUND COMPLEX   TRUSTEESHIPS
    TRUSTEE/OFFICER (AGE)         WITH THE         OF TIME                  OCCUPATION               OVERSEEN BY THE      HELD BY
          & ADDRESS                 TRUST          SERVED              FOR THE PAST 5 YEARS              TRUSTEE        THE TRUSTEE
------------------------------- -------------- ---------------- ----------------------------------- ------------------ -------------
------------------------------- -------------- ---------------- ----------------------------------- ------------------ -------------
INTERESTED TRUSTEE
------------------------------- -------------- ---------------- ----------------------------------- ------------------ -------------
------------------------------- -------------- ---------------- ----------------------------------- ------------------ -------------
Robert A. Fritts * (57)         Trustee **     8/97 to          Senior Vice President (9/03 to             75          None
1 Corporate Way                                present          present) and Controller of
Lansing, MI 48951                                               Jackson National Life Insurance
                                President      12/02 to         Company (9/82 to present); Vice
                                and Chief      present          President and Controller of
                                Executive                       Jackson National Life Insurance
                                Officer                         Company (8/82 to 8/03); Trustee
                                                                or Manager, and (since 12/02)
                                                                President and Chief Executive
                                                                Officer, of each other investment
                                                                company in the Fund Complex.
------------------------------- -------------- ---------------- ----------------------------------- ------------------ -------------
------------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
------------------------------- -------------- ---------------- ----------------------------------- ------------------ -------------
Michael Bouchard (50)           Trustee **     12/03 to         Sheriff, Oakland County, Michigan          75          None
1 Corporate Way                                present          (1/99 to present);
Lansing, MI 48951                                               Senator - State of Michigan (1991
                                    to 1999);
                                                                Chairman - Financial Services
                                                                Committee (1/95 to 1/99)
------------------------------- -------------- ---------------- ----------------------------------- ------------------ -------------
------------------------------- -------------- ---------------- ----------------------------------- ------------------ -------------
Dominic D'Annunzio (68)         Chairman of    2/04 to          Acting Commissioner of Insurance           75          None
1 Corporate Way                 the Board **   present          for the State of Michigan (1/90
Lansing, MI 48951                                               to 5/90) (8/97 to 5/98)
                                Trustee        2/02 to
                                               present
------------------------------- -------------- ---------------- ----------------------------------- ------------------ -------------
------------------------------- -------------- ---------------- ----------------------------------- ------------------ -------------
Michelle Engler (48)            Trustee **     12/03 to         Attorney (1983 to present);                75          Director of
1 Corporate Way                                present          First Lady of the State of                             Federal Home
Lansing, MI 48951                                               Michigan (1990 to 2002);                               Loan
                                                                Michigan Community Service                             Mortgage
                                                                Commission Chair (1991 to 2000)                        Corporation
------------------------------- -------------- ---------------- ----------------------------------- ------------------ -------------
------------------------------- -------------- ---------------- ----------------------------------- ------------------ -------------
Joseph Frauenheim (71)          Trustee **     12/94 to         Consultant (Banking)                       75          None
1 Corporate Way                                present
Lansing, MI 48951
------------------------------- -------------- ---------------- ----------------------------------- ------------------ -------------
------------------------------- -------------- ---------------- ----------------------------------- ------------------ -------------
Richard McLellan (64)           Trustee **     12/94 to         Member, Dykema Gossett PLLC (Law           75          None
1 Corporate Way                                present          Firm)
Lansing, MI 48951
------------------------------- -------------- ---------------- ----------------------------------- ------------------ -------------
*   Mr. Fritts is an "interested person" of the Trust due to his position with
    Jackson National Life Insurance Company(R), which is the parent company of the Adviser and Distributor.
**  The Chairman of the Board, interested and disinterested Trustees are elected to serve for an indefinite term.






------------------------------ -------------- -------------- ---------------------------------- ------------------- ----------------
                                                                                                    NUMBER OF
                                  CURRENT                                                       PORTFOLIOS IN THE         OTHER
                                 POSITION        LENGTH OF               PRINCIPAL                 FUND COMPLEX       TRUSTEESHIPS
   TRUSTEE/OFFICER (AGE) &       WITH THE           TIME                OCCUPATION               OVERSEEN BY THE       HELD BY THE
           ADDRESS                 TRUST           SERVED           FOR THE PAST 5 YEARS             TRUSTEE             TRUSTEE
------------------------------ -------------- -------------- ---------------------------------- ------------------- ----------------
------------------------------ -------------- -------------- ---------------------------------- ------------------- ----------------
OFFICERS
------------------------------ -------------- -------------- ---------------------------------- ------------------- ----------------
------------------------------ -------------- -------------- ---------------------------------- ------------------- ----------------
Mark D. Nerud (39)             Vice           8/97 to        Chief Financial Officer of the       Not Applicable     Not Applicable
225 West Wacker Drive,         President      present        Adviser (11/00 to present) and
Chicago, IL 60606                                            Managing Board Member of the
                               Treasurer      12/02 to       Adviser (11/00 to 11/03); Vice
                               and Chief      present        President, Treasurer, Chief
                               Financial                     Financial Officer of other
                               Officer                       Investment Companies advised by
                                                             the Adviser; Vice President -
                                                             Fund Accounting & Administration
                                                             of Jackson National Life
                                                             Insurance Company (1/00 to
                                                             present)
------------------------------ -------------- -------------- ---------------------------------- ------------------- ----------------
------------------------------ -------------- -------------- ---------------------------------- ------------------- ----------------
Susan S. Rhee (34)             Vice           2/04 to        Secretary of the Adviser (11/00      Not Applicable     Not Applicable
1 Corporate Way                President,     present        to present); Assistant Vice
Lansing, MI 48951              Counsel and                   President of Jackson National
                               Secretary                     Life Insurance Company (8/03 to
                                                             present); Associate General
                                                             Counsel of Jackson National Life
                                                             Insurance Company (7/01 to
                                                             present); Senior Attorney of
                                                             Jackson National Life Insurance
                                                             Company (1/00 to 7/01)
------------------------------ -------------- -------------- ---------------------------------- ------------------- ----------------
------------------------------ -------------- -------------- ---------------------------------- ------------------- ----------------
Steven J. Fredricks (35)       Chief          1/05 to        Attorney of Jackson National         Not Applicable     Not Applicable
1 Corporate Way                Compliance     present        Life Insurance Company (2/02 to
Lansing, MI 48951              Officer                       Present); Contract Attorney,
                                                             Godfrey & Kahn, S.C. (2001 -
                                                             2002); Assistant General
                                                             Counsel, Aid Association for
                                                             Lutherans (1997 to 2001)
------------------------------ -------------- -------------- ---------------------------------- ------------------- ----------------
------------------------------ -------------- -------------- ---------------------------------- ------------------- ----------------
Jeffrey C. Nellessen (44)      Assistant      12/05 to       Assistant Vice President of          Not Applicable     Not Applicable
1 Corporate Way                Treasurer      present        Jackson National Life Insurance
Lansing, MI 48951                                            Company (8/05 to present);
                                                             Consultant (11/03 to 4/04);
                                                             Chief Financial Officer, Vice
                                                             President, Secretary, Treasurer
                                                             & Controller of Security Capital
                                                             (3/97 to 11/03)
------------------------------ -------------- -------------- ---------------------------------- ------------------- ----------------

The Statement of Additional Information includes additional information about
Fund Trustees and may be obtained at no charge by calling 1-800-392-2909, or writing the JNL Investors Series Trust Service Center, 225 W. Wacker Drive,
Suite 1200, Chicago, IL 60606.




                   TRUSTEES OF THE JNL INVESTORS SERIES TRUST

The Trustees and officers that are interested persons of the Trust or the Adviser do not receive any compensation from the Trust for their services as Trustees or officers. The following persons, who are disinterested Trustees of the Trust, received from the Trust the compensation amounts indicated for the services as such for the 12 month period ended December 31, 2005.

------------------------------ ------------------- -------------------------- -------------------- ----------------------------

                                                     PENSION OR RETIREMENT
                                   AGGREGATE       BENEFITS ACCRUED AS PART    ESTIMATED ANNUAL
                                  COMPENSATION                OF                 BENEFITS UPON       TOTAL COMPENSATION FROM
TRUSTEE                           FROM TRUST*           TRUST EXPENSES            RETIREMENT       TRUST AND FROM FUND COMPLEX
------------------------------ ------------------- -------------------------- -------------------- ----------------------------
------------------------------ ------------------- -------------------------- -------------------- ----------------------------
Michael Bouchard                    $60,000                   $0                      $0                     $60,000
------------------------------ ------------------- -------------------------- -------------------- ----------------------------
------------------------------ ------------------- -------------------------- -------------------- ----------------------------
Michelle Engler                     $60,000                   $0                      $0                     $60,000
------------------------------ ------------------- -------------------------- -------------------- ----------------------------
------------------------------ ------------------- -------------------------- -------------------- ----------------------------
Dominic D'Annunzio                  $72,500                   $0                      $0                     $72,500**
------------------------------ ------------------- -------------------------- -------------------- ----------------------------
------------------------------ ------------------- -------------------------- -------------------- ----------------------------
Joseph Frauenheim                   $70,000                   $0                      $0                     $70,000
------------------------------ ------------------- -------------------------- -------------------- ----------------------------
------------------------------ ------------------- -------------------------- -------------------- ----------------------------
Richard McLellan                    $65,000                   $0                      $0                     $65,000
------------------------------ ------------------- -------------------------- -------------------- ----------------------------

* The fees paid to the independent Trustees are paid for combined meetings of the Funds in the Fund complex. The fees are allocated to the Funds.

**   Mr. D'Annunzio deferred $36,250.



                             PROXY VOTING GUIDELINES

JNAM, the Funds' adviser, is responsible for exercising the voting rights associated with the securities purchased and/or held by the Funds. A description of the policies and procedures used by the Funds to vote proxies relating to the portfolio securities and information on how the Funds voted proxies relating to portfolio securities during the 12 month period ended June 30, 2005 are available (1) without charge, upon request by calling 1-800-766-4683 (Annuity Service Center), 1-800-599-5651 (NY Annuity Service Center) or 1-800-777-7779 (for contracts purchased through a bank or financial institution), (2) on Jackson National Life Insurance Company's website at WWW.JNL.COM or Jackson National Life Insurance Company of New York's website at WWW.JNLNY.COM, and (3) on the SEC's website at WWW.SEC.GOV.

                    JNL INVESTORS SERIES TRUST (THE "TRUST")

                 TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY
                           AND SUB-ADVISORY AGREEMENTS

     Under the Investment Company Act of 1940 (the "1940 Act"), an investment advisory or sub-advisory contract initially must be approved by a vote of the majority of the outstanding voting securities of the investment company which, in the case of a newly organized Fund (the JNL Money Market Fund, hereinafter referred to as the "Fund"), may be a vote by the sole initial shareholder, and may continue in effect for a period longer than two years from the date of its execution only so long as continuance is specifically approved at least annually by the Board of Trustees (the "Trustees") or by a vote of the majority of the outstanding voting securities of the investment company.

     Further, the 1940 Act requires that an investment advisory or sub-advisory agreement, or the continuance thereof, be approved by a vote of the majority of the disinterested Trustees cast in person at a meeting called for the purpose of voting on such approval. The 1940 Act also places a specific duty upon the Trustees to request and evaluate, and a corresponding duty upon the investment adviser or sub-adviser to furnish, such information as reasonably may be necessary to evaluate the terms of the agreement.

     The Trustees are presented at each of their regular meetings with reports and analyses by Jackson National Asset Management LLC ("JNAM" or the "Adviser") and the sub-advisers on a number of matters, including (i) the investment performance of the Fund of the Trust, in relation to benchmark indices and in relation to other funds having similar investment objectives; (ii) Fund brokerage; and (iii) portfolio compliance matters. In addition to submitting quarterly written reports regarding the Fund under their management, portfolio management representatives of the Trust's sub-adviser also make in-person reports to the Trustees on a regular basis.

     The Trustees review and consider these reports and presentations as part of their responsibility to manage the affairs of the Trust. These reports and presentations also form a part of the information considered by the Trustees in determining whether to approve the continuation of the agreements with the Adviser and the sub-adviser.

     Described below is a summary of certain information provided to and considered by the Trustees, and their conclusions with respect thereto, that contributed to the Trustees' decision to approve of the current investment advisory and sub-advisory agreements of the Trust.

     INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT WITH THE ADVISER

     The current Investment Advisory and Management Agreement between the Trust and the Adviser contemplates a "manager of managers" structure whereby the Adviser, with the approval of the Trustees but without necessity of obtaining shareholder approval, may select, retain and compensate the sub-adviser for the Fund, or materially amend agreements with sub-advisers. The Adviser and the Trust have been granted an exemption by the SEC. The "manager of managers" structure was approved by the Trustees at a meeting held December 13, 2001. The form of the Investment Advisory and Management Agreement with the Adviser's predecessor, JNFS, was approved by the Trustees at a meeting held August 10, 2000. The agreement with the Adviser was approved by the shareholders of the Fund, and became effective as of January 31, 2001. At a shareholder meeting of the Trust held July 11, 2005, the shareholders of all Funds approved this multi-manager structure.

     At its meeting on August 31, 2005, the Trustees, including a majority of the Independent Trustees, considered the commencement of operations of the Fund. The Trustees were presented by the Adviser with information regarding: (1) the nature, quality and extent of its services, (2) the investment performance of the Trust, (3) its profitability, including an analysis of the cost of providing services and comparative expense information, (4) the extent to which economies of scale are realized as the Trust grows and whether fee levels reflect these economies of scale for the Trust's investors, and (5) other "fall-out" benefits realized by JNAM (i.e. ancillary benefits derived by JNAM or its affiliates from JNAM's relationship with the Trust).

     NATURE, QUALITY AND EXTENT OF SERVICES

     The Trustees examined the nature, quality and extent of the services to be provided by the Adviser to the Fund. The Trustees reviewed information on the Adviser's key personnel that will be providing investment advisory services to the Fund, including responsibilities for serving as the Fund's administrator and transfer agent, overseeing the Fund's sub-adviser, monitoring adherence to the Fund's investment restrictions and monitoring compliance with various policies and procedures of the Fund. The Trustees concluded that there was a reasonable basis on which to conclude that the Fund would benefit from the services provided by the Adviser under their Agreements as a result of their experience, reputation, personnel, operations and resources.

     INVESTMENT PERFORMANCE OF THE FUND

     The Trustees considered information provided by the Adviser on the performance of the Fund, including comparative performance information. The composite performance information provided by the Sub-adviser exceeded the Fund's benchmark performance (gross of fees) for all periods shown.

     COSTS OF SERVICES AND PROFITS REALIZED BY THE ADVISER

     The Trustees examined the advisory fee and expense information for the Fund as compared to comparable funds managed by other advisers. The Fund's investment management fee of 0.20% is below the Lipper median management fee of 0.35%.
Overall expenses of the Fund of 0.20% also compare favorably to the Lipper median of 0.30%. The Board considered the performance of the Fund and the Sub-adviser and the performance of the other funds managed by the Sub-adviser, including comparative performance information. Fund operations commenced November 1, 2005.

     ECONOMIES OF SCALE

     The Trustees considered the extent to which the Fund's advisory fees reflect economies of scale for the benefit of Fund's shareholders. The Trustees reviewed the Fund's fee arrangements, which include breakpoints that decrease the fee rate as the Fund's assets increase. The Trustees concluded that the breakpoints in the Adviser's contracts with the Fund, would share with shareholders the benefits of economies of scale as the Fund's assets grow. The Trustees concluded that, under the Agreements, shareholders would share in the benefits to be achieved through economies of scale.

     OTHER BENEFITS TO THE ADVISER AND ITS AFFILIATES

     In evaluating the benefits that accrue to the Adviser, the Trustees reviewed all of the JNL Funds as a whole, including the Fund of the JNL Investors Series Trust. Through its relationship with the Fund, the Trustees recognized that the Adviser, and its affiliate, Jackson National Life Distributors, Inc. ("JNLD"), serve the Fund in various capacities, including as Adviser, administrator, transfer agent and distributor, and receive compensation from the Fund in connection with providing certain of these services to the Fund. As administrator, the Adviser receives a fee for providing fund accounting and administration services to the Fund (except the Institutional Class of the Fund). This fee also is used by the Adviser to cover most of the Fund's operating expenses. The Trustees also review the Administrative Fee annually. JNAM does not receive a fee from the JNL Funds and the Institutional Class of the Fund for its transfer agent services. As distributor, JNLD receives a 0.20% 12b-1 fee from the Fund (except for the S&P Funds and the JNL Money Market
Fund). After full consideration of these and other factors, the Trustees, including a majority of the Independent Trustees, concluded that approval of the Agreements were in the best interest of the Fund and its shareholders.

     SUB-ADVISORY AGREEMENT WITH WELLINGTON MANAGEMENT COMPANY, LLP

     At its meeting on August 31, 2005, the Trustees of the Fund, including a majority of the Independent Trustees, considered and approved the Fund's investment sub-advisory agreement with Wellington Management Company, LLP (the "Sub-adviser") through June 30, 2007 (the "Agreement"). In considering the Agreement, the Trustees reviewed and analyzed the factors it deemed relevant, including: (1) the nature, quality and extent of the Sub-adviser's services, (2) the investment performance of the Fund, including information comparing the performance of the Fund with a peer group of funds and an appropriate index, (3) the profitability of the Sub-adviser, including an analysis of the Sub-adviser's cost of providing services and comparative expense information, and (4) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors.

     The Trustees also periodically consider other material facts such as the allocation of the Fund's brokerage commissions and the Fund's record of compliance with its investment policies and restrictions on personal securities transactions.

     Before approving the Agreement, the Board's Independent Trustees met in executive session with their independent counsel to consider the materials provided by the Adviser and the Sub-adviser and the terms of the Agreement.

     Based on its evaluation of information provided by the Sub-adviser, the Trustees, including a majority of the Independent Trustees, concluded that the Agreement is fair and in the best interests of shareholders. During its deliberations, the Trustees balanced the various factors based on all the facts and circumstances applicable to the sub-advisory relationship. The following summary does not detail every matter considered. In reaching its conclusion, the Trustees considered the following:

     NATURE, QUALITY AND EXTENT OF SERVICES

     The Trustees examined the nature, quality and extent of the services provided by the Sub-adviser to the Fund. The Trustees reviewed the Sub-adviser's key personnel in providing investment management services to the Fund. The Trustees also considered the Sub-adviser's duties under the Agreement in serving as the Fund's investment Sub-adviser including duties for investment research and security selection, adherence to the Fund's investment restrictions and monitoring compliance with various Fund policies and procedures. While recent legal and regulatory issues at the Sub-adviser are cause for concern, and require increased scrutiny by JNAM and the Trustees, the Trustees concluded that the Fund benefits from services provided by the Sub-adviser under the Agreement, as a result of the Sub-adviser's management and operational changes, portfolio management and investment experience, past performance, fee structure, and extensive resources.

     INVESTMENT PERFORMANCE OF THE SUB-ADVISER AND THE FUND

     The Trustees considered composite information, which showed performance of Sub-Adviser's Money Market Composite and its benchmark. On a gross of fee basis, the Sub-adviser out-performed its benchmark over all periods. The Trustees concluded it was in the best interest of the Fund and its shareholders to approve the Agreement.

     COSTS OF SERVICES AND PROFITS REALIZED BY THE SUB-ADVISER

     The Trustees examined the sub-advisory fee and expense information for the Fund as compared to comparable funds managed by other advisers, in addition to its Lipper average. The Trustees noted that the Fund's sub-adviser fee of 0.05% is below the Lipper average of 0.09%. The Trustees noted that the Fund's sub-advisory fee is reasonable.

     ECONOMIES OF SCALE

     The Trustees considered the extent to which the Fund's sub-advisory fee reflects economies of scale for the benefit of Fund shareholders. The Trustees reviewed the Fund's fee arrangements, which include breakpoints that decrease the fee rate as the Fund's assets increase. The Trustees concluded that the breakpoints shared with JNAM and that JNAM in turn, through the breakpoints in its contract with the Fund, shares with shareholders the benefits of economies of scale as the Fund's assets grow. In light of this, the Trustees noted that it would be reasonable to conclude that under the Agreement, shareholders share in the benefits to be achieved through economies of scale.

     OTHER BENEFITS TO THE SUB-ADVISER AND ADVISER

     Wellington Management Company, LLP is sub-adviser to other funds advised by JNAM.

     In evaluating the benefits that accrue to the Sub-adviser, the Trustees reviewed the Fund as a whole, including the benefits accruing to the Adviser who identifies and recommends the Sub-adviser to the JNLIST. Through its relationship with the Fund, the Trustees recognized that the Sub-Adviser and its affiliate serve the Fund in various capacities. After full consideration of these and other factors, the Trustees, including a majority of the Independent Trustees, concluded that approval of the Agreement was in the best interest of the Fund and its shareholders.

Item 2. Code of Ethics.

Not applicable to the semi-annual filing.


Item 3. Audit Committee Financial Expert.

Not applicable to the semi-annual filing.


Item 4. Principal Accountant Fees and Services.

Not applicable to the semi-annual filing.


Item 5.  Audit Committee of Listed Registrants.

Not applicable as this is not a listed issuer as defined in Rule 10A-3 under the Exchange Act.


Item 6. Schedule of Investments

Included as a Part of the Report to Shareholders filed under Item 1.


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable as this is an Open-End Management Investment Company.


Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable as this is an Open-End Management Investment Company.


Item 9. Purchases of Equity Securties by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable as this is an Open-End Management Investment Company.


Item 10.  Submission of Matters to a Vote of Security Holders.

The Board of Trustees/Managers formalized the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees/Managers. The procedures were formalized after the registrant's previous response to this Item. The procedures provide an address to which shareholder nominees may be submitted. The procedures can be found in the Registrant's Statement of Additional Information.


Item 11. Controls and Procedures.

(a) In order to ensure that the information that we must disclose in our filings with the Securities and Exchange Commission is recorded, processed, summarized and reported on a timely basis, we have adopted disclosure controls and procedures. Our President and Chief Executive Officer, Robert A. Fritts, and our Chief Financial Officer, Mark D. Nerud, have reviewed and evaluated our disclosure controls and procedures as of June 22, 2006, and have concluded that our disclosure controls and procedures are effective.

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's first and second fiscal quarters of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 12. Exhibits

        a. (1)  Not applicable to the semi-annual filing.
           (2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, are attached hereto.
           (3)  Not Applicable.

        b. (1)The certification required by Rule 30a-2(b) fo the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002, is attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Lansing and State of Michigan, on the 28th day of June, 2006.

JNL Investors Series Trust
(Registrant)

By:   /s/ Robert A. Fritts
      ------------------------------
      Robert A. Fritts, President



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Signature                            Title                         Date

/s/ Robert A. Fritts                 President                June 28, 2006
-----------------------------
Robert A. Fritts


/s/ Mark D. Nerud                    Chief Financial Officer  June 28, 2006
-----------------------------
Mark D. Nerud

                                  EXHIBIT LIST

Exhibit 12(a)(2) Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

                        Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.

Exhibit 12(b)(1)        Certification required by Rule 30a-2(b) under the Act.